UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21927

American Money Management Funds

(Exact Name of Registrant as Specified in Charter)

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)  (Zip Code)

Gabriel B. Wisdom

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: January 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AMERICAN MONEY MANAGEMENT FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

January 31, 2007

FALLEN ANGELS VALUE FUND

           PORTFOLIO ANALYSIS

              DECEMBER 31, 2006 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
9.64%
Basic Materials
10.41%
Services
8.49%
Cash Equivalents
23.99%
Industrial Goods
11.56%
Conglomerates
3.11%
Healthcare
11.59%
Consumer Goods
7.31%
Financial
12.17%
Energy
1.73%

FALLEN ANGELS INCOME FUND

           PORTFOLIO ANALYSIS

              DECEMBER 31, 2006 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS VALUE FUND
Schedule of Investments
January 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 75.08%

Cement, Hydraulic - 0.79%
4,000	Cemex SA DE CV	$ 141,520

Computer Communications Equipment - 1.49%
10,000	Cisco Systems, Inc. *	266,200

Computer & Office Equipment - 1.11%
2,000	International Business Machines Corp.	198,300

Concrete, Gypsum & Plaster Products - 2.90%
4,000	Florida Rock Industries, Inc.	197,800
6,000	USG Corp. *	321,600
		519,400
Construction Machinery & Equipment - 2.15%
6,000	Caterpillar, Inc.	384,420

Crude Petroleum & Natural Gas - 4.81%
4,000	Anadarko Petroleum Corp.	175,000
5,000	Canetic Resources Trust	63,100
8,500	Chesapeake Energy Corp.	251,685
3,000	Newfield Exploration Co. *	128,430
8,000	Penn West Energy Trust	242,560
		860,775
Drawing & Insulating of Nonferrous Wire - 1.75%
15,000	Corning, Inc. *	312,600

Drilling Oil & Gas Wells - 0.96%
4,000	Nabors Industries, Ltd. *	121,120
4,000	Pioneer Drilling Co. *	50,680
		171,800
Electronic Computers - 1.08%
8,000	Dell, Inc. *	193,760

Electronic & Other Electrical Equipment - 1.41%
7,000	General Electric Co.	252,350

Engines & Turbines - 0.99%
6,000	Briggs & Stratton Corp.	177,840

Fire, Marine & Casualty Insurance - 1.91%
5,000	American International Group, Inc.	342,250

Food and Kindred Products - 0.77%
8,000	Sara Lee Corp.	137,200

Hospital & Medical Service Plans - 3.36%
5,500	UnitedHealth Group, Inc.	$ 287,430
4,000	Wellpoint, Inc. *	313,520
		600,950
Insurance Agents, Broker & Service - 1.59%
3,000	Hartford Financial Services Group, Inc.	284,730

Life Insurance - 1.51%
8,000	Manulife Financial Corp.	269,680

Men's & Boy's Furnishings, Work Clothing & Allied Garmets - 0.71%
9,000	Quicksilver, Inc. *	127,890

Metal Mining - 2.25%
7,000	BHP Billiton, Ltd.	286,930
2,000	Freeport McMoran Copper, Inc.	115,020
		401,950
Metal Working Machinery & Equipment - 1.95%
4,000	Black & Decker Corp.	349,120

Motor Homes - 0.51%
10,000	Fleetwood Enterprises, Inc. *	92,100

Motor Vehicles & Passenger Car Bodies - 3.31%
5,000	Honda Motor Co, Ltd.	196,650
3,000	Toyota Motor Corp.	395,340
		591,990

National Commercial Banks - 3.14%
6,500	Citigroup, Inc.	358,345
4,000	JP Morgan Chase & Co.	203,720
		562,065
Insurance Agents, Brokers & Service - 1.12%
10,000	Allianz SE	201,300

Oil & Gas Field Services - 0.82%
5,000	Halliburton Co.	147,700

Operative Builders - 0.61%
2,000	KB Home	108,440

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.03%
6,000	Armor Holdings, Inc. *	363,000

Petroleum Refining - 1.85%
5,000	Conocophillips	332,050

Pharmaceutical Preparations - 5.13%
2,000	Bristol Myers Squibb Co.	$ 57,580
3,000	Johnson & Johnson	200,400
3,000	Merck & Co, Inc.	134,250
10,000	Pfizer, Inc.	262,400
6,000	Sanofi-Aventis	264,480
		919,110
Plastic Mail, Synth Resin/Rubber, Cellulos - 0.64%
10,000	Chemtura Corp.	115,200

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.65%
2,000	Eastman Chemical Co.	117,120

Retail-Apparel & Accessory Stores - 0.89%
2,000	Abercrombie & Fitch Co.	159,080

Retail-Drug Stores and Proprietary Stores - 2.14%
6,000	CVS Corp.	201,900
4,000	Walgreen Co.	181,200
		383,100

Retail-Lumber & Other Building Materials Dealers - 1.66%
4,000	Home Depot, Inc.	162,960
4,000	Lowe's Companies, Inc.	134,840
		297,800
Retail-Variety Stores - 3.16%
3,000	Target Corp.	184,080
8,000	Wal-mart Stores, Inc.	381,520
		565,600
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.56%
1,000	NYSE Group, Inc. *	99,980

Security Brokers, Dealers & Flotation Companies - 1.38%
3,000	Lehman Brothers Holdings, Inc.	246,720

Semiconductors & Related Devices - 1.40%
12,000	Intel Corp.	251,520

Services-General Medical & Surgical Hospitals - 1.41%
13,000	Health Management Associates, Inc. *	252,850

Services-Mailing, Reproduction, Commercial Art & Photography - 0.83%
3,000	Getty Images, Inc. *	147,720

Services-Prepackaged Software - 1.44%
15,000	Oracle Systems *	$ 257,400

Surgical & Medical Instruments & Apparatus - 3.20%
4,000	3M Co.	297,200
15,000	Boston Scientific Corp. *	276,750
		573,950
State Commercial Banks - 0.82%
8,000	Popular, Inc.	146,080

Telephone Communications - 1.26%
6,000	AT&T Corp.	225,780

Trucking & Courier Services - 0.61%
1,500	United Parcel Service, Inc.	108,420

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 1.02%
3,000	Wesco International, Inc. *	182,160

TOTAL FOR COMMON STOCKS (Cost $13,217,577) - 75.08%		13,440,970

SHORT TERM INVESTMENTS - 23.70%
1,554,108	Fidelity Money Market Portfolio Class Select 5.17%** (Cost $1,554,108)	1,554,108
697,866	Fidelity Governmental Fund 57 5.14%** (Cost $697,866)	697,866
1,739,057	First Amer Prime Obligation Fund Class Y 4.91%** (Cost $1,739,057)	1,739,057
214,199	First American Government Obligation Fund Class Y 4.87% ** (Cost $214,199)	214,199
38,160	First American Treasury Obligation Fund Class Y 4.84% ** (Cost $38,160)	38,160
TOTAL FOR SHORT TERM INVESTMENTS (Cost $4,243,390)		4,243,390

TOTAL INVESTMENTS (Cost $17,460,967) - 98.78%		17,684,360

OTHER ASSETS LESS LIABILITIES - 1.22%		218,876

NET ASSETS - 100.00%		$ 17,903,236

* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2007.
	The accompanying notes are an integral part of these financial statements.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS INCOME FUND
Schedule of Investments
January 31, 2007 (Unaudited)

Shares		Value
CLOSED END MUTUAL FUNDS - 13.21%
10,000	Advent Claymore Convertible Securities & Income Fund	$ 282,200
1,000	Advent Claymore Enhanced Growth & Income Fund	19,820
7,500	BlackRock Corporate High Yield Fund III, Inc.	63,675
7,000	Flaherty & Crumrine/Claymore Preferred Securities Income Fund Inc.	152,250
5,000	India Fund, Inc.	222,300
4,000	Neuberger Berman Income Opportunity Fund Inc.	72,880
15,000	Nicholas-Applegate Convertible & Income Fund II	234,750
35,000	Nuveen Preferred Convertible Income Fund 2	493,500
5,000	Western Asset High Income Fund II Inc.	56,350
20,000	Zweig Fund Inc.	118,400
		1,716,125
PREFERRED SECURITIES - 64.20%
10,000	Arch Cap Group, Ltd. Preferred Series A 8.00%	$ 264,000
8,000	ASBC Cap Trust I Preferred Plus Trust 7.625%	203,120
20,000	BAC Capital Trust III 7.00%	500,200
10,000	Banknorth Capital Trust II Preferred Plus Trust 8.00%	252,600
8,000	Bell South Trust Certificates 2001-4 7.00%	202,720
6,000	Bell South Corporate Backed Trust Certificates 7.00%	151,980
8,000	Converium Fin S A. Senior Notes 8.25%	203,760
2,000	Ford Debentures Trust Corporate Backed Trust Certificates 7.40%	36,320
10,000	Bristol Myers Squibb Trust Corporate Backed Trust Certificates 6.80%	251,000
14,000	Developers Diversifed Realty Corporation 8.60%	356,020
12,000	DTE Energy Co. Trust I 7.80%	301,440
16,000	Fleet Capital Trust VIII 7.2%	404,320
7,000	Ford Motor Credit Co. 7.375%	155,820
9,000	Ford Motor Co. Capital Trust 6.50%	331,830
12,000	General Electric Capital Corp. 6.625%	302,520
3,000	General Electric Corporate Backed Trust Certificates 6.80%	77,220
5,000	General Motors Corp. Senior Notes 7.375%	101,700
5,000	General Motors Corp. Senior Notes 7.375%	100,400
15,000	General Motors Corp. Senior Notes 7.50%	308,850
10,000	JP Morgan Chase & Co. 7.00%	253,700
10,000	SunAmerica Trust Debentures Corporate Backed Trust Certificates 6.70%	250,200
3,000	Lehman Brothers Holdings, Inc. 7.65%	29,970
3,300	Lehman Brothers Holdings, Inc. 7.75%	33,561
1,800	Lehman Brothers Holdings, Inc. 6.25%	43,470
1,000	ML Capital Trust II 8.00%	25,340
4,000	Citizens Communications Preferred Plus Trust 8.375%	102,880

6,000	Liberty Media Preferred Plus Trust 8.75%	$ 151,800
9,000	Saturns DPL, Inc. 2002-03 Trust 7.875%	229,500
2,000	Saturns Dow Chemical Co. 2003-4 Trust 6.375%	50,620
8,000	Saturns DPL Capital Trust II Series 20 8.00%	203,920
12,000	ONB Capital Trust II 8.00%	301,560
1,200	Verizon Wireless Preferred Plus Trust 7.625%	30,552
5,000	Morgan Stanley Preferred Plust Trust 7.05%	127,800
5,000	Ford Motor Preferred Plus Trust 7.40%	91,000
9,000	Unumprovident Preferred Plus Trust 7.40%	226,620
14,000	Public Storage Preferred Plus Trust 7.625%	25,180
14,000	Stilwell Financial, Inc. 7.875%	351,680
2,500	Walt Disney Trust Corporate Backed Trust Certificates 6.875%	64,350
7,000	Sherwin Williams Corporate Backed Trust Certificates 7.25%	175,000
4,000	AON Cap Trust A Corporate Backed Trust Certificates 7.75%	101,120
4,800	Safeco Corporate Backed Trust Certificates 8.072%	120,816
5,000	United Dominion Realty Trust, Inc. 8.60%	128,250
19,000	Verizon New England, Inc. 7.00%	475,000
5,000	Wells Fargo Capital Trust VI 6.95%	125,600
4,400	XL Capital, Ltd. 7.625%	112,816
		8,338,125
EQUITY SECURITIES - 15.65%
32,500	Canetic Resources Trust	$ 410,150
10,000	Enerplus Resources Fund	438,700
24,000	Pengrowth Energy Trust	406,560
12,000	Penn West Energy Trust	363,840
38,000	Provident Energy Trust	395,960
15,000	SEA Container, Ltd.	15,900
		2,031,110

SHORT TERM INVESTMENTS - 6.00%
258,526	Fidelity Money Market Portfolio Class Select 5.17%** (Cost $258,526)	$ 258,526
305,210	Fidelity Governmental Fund 57 5.14%** (Cost $305,210)	305,210
215,741	First Amer Prime Obligation Fund Class Y 4.91%** (Cost $215,741)	215,741
TOTAL FOR SHORT TERM INVESTMENTS (Cost $779,477)		779,477

TOTAL INVESTMENTS (Cost $12,966,980) - 99.06%		12,864,837

OTHER ASSETS LESS LIABILITIES - 0.94%		122,497

NET ASSETS - 100.00%		$ 12,987,334

** Variable rate security; the coupon rate shown represents the yield at January 31, 2007.
	The accompanying notes are an integral part of these financial statements.

AMERICAN MONEY MANAGEMENT FUNDS
Statement of Assets & Liabilities
January 31, 2007 (Unaudited)

	Value Fund	Income Fund
Assets:
Investments, at Value (Cost $17,460,967 and $12,966,980)	$ 17,684,360	$ 12,864,837

Cash	95,000	40,000
Receivables:
Securities Sold	111,497	-
Dividends and Interest	36,649	100,017
Total Assets	17,927,506	13,004,854
Liabilities:
Accrued Management Fees	14,922	10,756
Other Accrued Expenses	9,348	6,764
Total Liabilities	24,270	17,520
Net Assets	$ 17,903,236	$ 12,987,334

Net Assets Consist of:
Paid In Capital	$ 17,661,383	$ 12,982,796
Accumulated Undistributed Net Investment Income	9,164	96,580
Accumulated Realized Gain on Investments	9,296	10,101
Net Unrealized Appreciation (Depreciation) in Value of Investments	223,393	(102,143)
Net Assets, for 1,765,698 and 1,298,262 shares outstanding	$ 17,903,236	$ 12,987,334

Net Asset Value Per Share	$ 10.14	$ 10.00

The accompanying notes are an integral part of these financial statements.

AMERICAN MONEY MANAGEMENT FUNDS
Statements of Operations
For the period September 12, 2006 (commencement of investment operations) through January 31, 2007 (Unaudited)

	Value Fund	Income Fund

Investment Income:
Dividends	$ 19,205	$ 88,404
Interest	111,493	115,151
Total Investment Income	130,698	203,555
Expenses:
Advisory fees (Note 3)	37,961	25,643
Administration	9,490	6,411
Distribution (12b-1) fees	9,490	6,411
Custodian	2,274	2,165
Transfer Agent	6,891	6,558
Audit	2,092	1,992
Legal	2,047	1,948
Registration	1,623	1,546
Trustee	910	866
Printing and Mailing	455	433
Miscellaneous	342	324
Insurance	243	231
Total Expenses	73,818	54,528
Fees Waived (Note 3)	(23,039)	(14,887)
Net Expenses	50,779	39,641

Net Investment Income	79,919	163,914

Realized and Unrealized Gain (Loss) from Investments:
Realized Gain on Investments	9,296	10,101
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on Investments	223,393	(102,143)
Net Realized and Unrealized Gain (Loss) from Investments	232,689	(92,042)

Net Increase in Net Assets Resulting from Operations	$ 312,608	$ 71,872

The accompanying notes are an integral part of these financial statements.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS VALUE FUND
Statement of Changes in Net Assets
For the period September 12, 2006 (commencement of investment operations) through January 31, 2007 (Unaudited)

Increase in net assets from operations:
Net investment income	$ 79,919
Net realized gain from investments	9,296
Unrealized appreciation on investments	223,393
Net increase in net assets resulting from operations	312,608

Distributions to Shareholders	(70,755)

Capital Share Transactions (Note 5)	17,611,383

Total increase	17,853,236

Net Assets:
Beginning of period	50,000

End of period	$ 17,903,236

The accompanying notes are an integral part of these financial statements.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS INCOME FUND
Statement of Changes in Net Assets
For the period September 12, 2006 (commencement of investment operations) through January 31, 2007 (Unaudited)

Increase in net assets from operations:
Net investment income	$ 163,914
Net realized gain from investments	10,101
Unrealized depreciation on investments	(102,143)
Net increase in net assets resulting from operations	71,872

Distributions to Shareholders	(67,335)

Capital Share Transactions (Note 5)	12,932,797

Total increase	12,937,334

Net Assets:
Beginning of period	50,000

End of period	$ 12,987,334

The accompanying notes are an integral part of these financial statements.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS VALUE FUND
Financial Highlights

For a share of capital stock outstanding throughout each period
Period *
Ended
1/31/2007

Net Asset Value, at Beginning of Period	$ 10.00
Income From Investment Operations:
Net Investment Income **	0.06
Net Gains on Securities (Realized and Unrealized)	0.12
Total from Investment Operations	0.18

Distributions	(0.04)

Net Asset Value, at End of Period	$ 10.14

Total Return ***	1.81%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 17,903
Before Waiver
Ratio of Expenses to Average Net Assets ****	1.92%
Ratio of Net Investment Income to Average Net Assets ****	1.48%
After Wavier
Ratio of Expenses to Average Net Assets ****	1.32%
Ratio of Net Investment Income to Average Net Assets ****	2.07%
Portfolio Turnover Rate	1.26%

* For the period September 12, 2006 (commencement of investment operations) through January 31, 2007
** Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
*** Total return in the above table represent the return that the investor would have earned or lost over the period indicated
on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year.
**** Annualized

The accompanying notes are an integral part of these financial statements.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS INCOME FUND
Financial Highlights

For a share of capital stock outstanding throughout each period
Period *
Ended
1/31/2007

Net Asset Value, at Beginning of Period	$ 10.00
Income From Investment Operations:
Net Investment Income **	0.22
Net Losses on Securities (Realized and Unrealized)	(0.17)
Total from Investment Operations	0.05

Distributions	(0.05)

Net Asset Value, at End of Period	$ 10.00

Total Return ***	0.55%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 12,987
Before Waiver
Ratio of Expenses to Average Net Assets ****	2.09%
Ratio of Net Investment Income to Average Net Assets ****	5.71%
After Wavier
Ratio of Expenses to Average Net Assets ****	1.52%
Ratio of Net Investment Income to Average Net Assets ****	6.28%
Portfolio Turnover Rate	4.78%

* For the period September 12, 2006 (commencement of investment operations) through January 31, 2007
** Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
*** Total return in the above table represent the return that the investor would have earned or lost over the period indicated
on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year.
**** Annualized

The accompanying notes are an integral part of these financial statements.

American money management Funds

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

Notes to Financial Statements

January 31, 2007 (Unaudited)

Note 1. Organization

The Fallen Angels Value Fund and the Fallen Angels Income Fund (each a “Fund” and collectively, the “Funds”) are diversified series of American Money Management Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on June 20, 2006.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Funds are the only series currently authorized by the Board of Trustees (“the Board”).

The Fallen Angels Value Fund’s investment objective is to seek long-term capital appreciation. The Fund’s principal investment strategy is under normal circumstances to invest in a portfolio of equity securities that includes common stocks, preferred stocks, convertible securities, and warrants to buy common stocks.  The Fund may also invest in shares of closed-end investment companies, as well as exchange traded funds (ETFs).  In addition, the Fund may invest indirectly in foreign securities by either purchasing American Depositary Receipts (“ADRs”) or by investing in investment companies and ETFs that hold foreign securities or ADRs.

The Fallen Angels Income Fund’s investment objective is to seek high current income with the potential for capital appreciation. The Fund’s principal investment strategy is to invest in a portfolio of debt and equity securities that includes dividend paying common stocks, preferred stocks, closed-end income funds, royalty trusts, convertible securities, warrants to buy common stocks and U.S. government securities.  The Fund may also invest in shares of closed-end investment companies, as well as exchange traded funds (ETFs).  In addition, the Fund may invest indirectly in foreign securities by either purchasing American Depositary Receipts (“ADRs”) or by investing in investment companies and ETFs that hold foreign securities or ADRs.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Each Fund’s assets are generally are valued at their market value using market quotations. If market prices are not available or, in the advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the adviser will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Option Writing- When either Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts- Each Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Short Sales- The Funds may sell a security that they do not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Federal Income Taxes- The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

Distributions to Shareholders- Each Fund typically will distribute substantially all of its net investment income in the form of dividends and capital gains to its shareholders. The Fallen Angels Value Fund will distribute dividends and capital gains annually, and expects that distributions will consist primarily of capital gains. The Fallen Angels Income Fund will distribute dividends quarterly and capital gains annually, and expects that distributions will consist primarily of ordinary income. Distributions will be recorded on ex-dividend date.

Other- The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Note 3. Investment Management Agreement

The Trust has a management agreement (the “Management Agreement”) with American Money Management Funds, LLC (the “Advisor”) to furnish investment advisory and management services to the Funds.  Under the management agreement, each Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% per Fund. For the period September 12, 2006 (commencement of investment operations) through January 31, 2007 (“the period”), the Adviser earned a fee of $37,961 and $25,643 for the Value Fund and Income Fund, respectively. The Advisor voluntarily waived Advisory fees in the amount of $23,039 and $14,887 for the Value Fund and Income Fund, respectively. This voluntary waiver was in effect until December 31, 2006. The Funds owed the Adviser $14,922 and $10,756 for the Value Fund and Income Fund, respectively as of January 31, 2007.

The Trust also has an administration agreement with the Advisor to furnish sponsorship, administrative and supervisory services as may from time to time be reasonably requested by the Trust and in general to provide supervision of the overall operations of the Trust. Under this agreement, each Fund pays the Advisor a monthly fee based on the Funds’ average daily net assets at the annual rate of 0.25%. For the period, the Advisor earned a fee of $9,490 and $6,411 from the Value Fund and Income Fund, respectively.  The Funds owed the Advisor $3,731 and $2,689 for the Value Fund and Income Fund, respectively, as of January 31, 2007.

The Funds’ have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Funds’ may pay the Advisor for certain distribution and promotion expenses activities which are primarily intended to result in the sale of the Funds’ shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds. The Funds’ may incur such distribution expenses at the rate of 0.25% per annum of the Funds’ average net assets. For the period ended December 31, 2006, the Plan accrued fees of $9,490 and $6,411 under the plan from the Value Fund and Income Fund, respectively. The Funds owed the Advisor $3,731 and $2,689 for the Value Fund and Income Fund, respectively as of January 31, 2007.

Note 4. Related Party Transactions

Gabriel B. Wisdom is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Wisdom receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

Note 5. Capital Stock

The Funds are authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at January 31, 2007 was $17,661,383 and $12,982,796 representing 1,756,698 and 1,298,262 shares outstanding for the Value Fund and Income Fund.

Transactions in capital stock for the period ended January 31, 2007 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	1,821,297	$18,218,700	1,353,361	$13,533,250
Shares issued in reinvestment of distributions	7,047	70,755	6,740	67,335
Shares redeemed	(67,646)	(678,072)	(66,839)	(667,788)
Net Increase	1,760,698	$17,611,383	1,293,262	$12,932,797

Note 6. Investment Transactions

For the period ended January 31, 2007, purchases and sales of investment securities other than U.S. Government obligations aggregated $13,319,777 and $111,577 for the Value Fund and $12,452,459 and $275,057 for the Income Fund, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at January 31, 2007 was $17,460,967 for the Value Fund and $12,966,980 for the Income Fund.

At January 31, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Value Fund
Appreciation	Depreciation	Net Appreciation(Depreciation)
$459,547	($236,154)	$223,393

Income Fund
Appreciation	Depreciation	Net Appreciation(Depreciation)
$83,955	($186,098)	($102,143)

As of January 31, 2007, the components of distributable earnings on a tax basis were as follows:

Value Fund
Undistributed ordinary income	$9,164
Undistributed capital gain	9,296
Unrealized appreciation on investments	223,393
$ 241,853

Income Fund
Undistributed ordinary income	$96,580
Undistributed capital gain	10,101
Unrealized depreciation on investments	(102,143)
$ 4,538

The Funds paid income distributions of $0.0407 and $0.0547 per share for total distributions of $70,755 and $67,335 for the Value Fund and Income Fund for the period ended January 31, 2007.

Dividends and Distributions to Shareholders- The Funds record all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2007, Charles Schwab for the benefit of its customers owned, in aggregate, approximately 99.66% and 99.61% of the Value Fund and Income Fund, respectively.

AMERICAN MONEY MANAGEMENT FUNDS

EXPENSE ILLUSTRATION

JANUARY 31, 2007 (UNAUDITED)

Expense Example

As a shareholder of the Fallen Angels Value Fund and Fallen Angels Income Fund, you incur ongoing costs which consist of management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 12, 2006 through January 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fallen Angels Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 12, 2006	January 31, 2007	September 12, 2006 to January 31, 2007

Actual	$1,000.00	$1,018.11	$5.18

* Expenses are equal to the Fund's annualized expense ratio of 1.32%, multiplied by the average account value over the period, multiplied by 142/365 (to reflect the partial year period).

The Fallen Angels Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2006	January 31, 2007	September 12, 2006 to January 31, 2007

Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,018.55	$6.72

* Expenses are equal to the Fund's annualized expense ratio of 1.32%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

The Fallen Angels Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 12, 2006	January 31, 2007	September 12, 2006 to January 31, 2007

Actual	$1,000.00	$1,005.48	$5.93

* Expenses are equal to the Fund's annualized expense ratio of 1.52%, multiplied by the average account value over the period, multiplied by 142/365 (to reflect the partial year period).

The Fallen Angels Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2006	January 31, 2007	September 12, 2006 to January 31, 2007

Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,017.54	$7.73

* Expenses are equal to the Fund's annualized expense ratio of 1.52%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The expense ratios for the Funds used to calculate the actual and hypothetical fund expenses in the examples above reflect a voluntary waiver by the Advisor of its management fee.  The Advisor ceased its voluntary waiver of the management fees as of December 31, 2006. Had the Advisor not voluntarily waived its management fee during this period, the actual and hypothetical expense examples would have appeared as follows:

The Fallen Angels Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 12, 2006	January 31, 2007	September 12, 2006 to January 31, 2007

Actual	$1,000.00	$1,017.11	$7.53

* Expenses are equal to the Fund's annualized expense ratio of 1.92%, multiplied by the average account value over the period, multiplied by 142/365 (to reflect the partial year period).

The Fallen Angels Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2006	January 31, 2007	September 12, 2006 to January 31, 2007

Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,015.53	$9.75

* Expenses are equal to the Fund's annualized expense ratio of 1.92%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

The Fallen Angels Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 12, 2006	January 31, 2007	September 12, 2006 to January 31, 2007

Actual	$1,000.00	$1,004.47	$8.15

* Expenses are equal to the Fund's annualized expense ratio of 2.09%, multiplied by the average account value over the period, multiplied by 142/365 (to reflect the partial year period).

The Fallen Angels Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2006	January 31, 2007	September 12, 2006 to January 31, 2007

Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,014.67	$10.61

* Expenses are equal to the Fund's annualized expense ratio of 2.09%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AMERICAN MONEY MANAGEMENT FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

TRUSTEES AND OFFICERS

JANUARY 31, 2007 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Kelly C. Huang c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 1966	Trustee since August 2006.	2

Management Consultant, self-employed (2002-present); Consultant, East Bay Small Business Development Center (2007-present); Consultant, Pyxis (2/2002-4/2002) (medical equipment); Product Manager, Supplypro (2000-2001) (industrial supply)

Ingram S. Chodorow Placontrol, Inc. 12760 High Bluff Drive Suite 210 San Diego, CA 92130 1939	Trustee since August 2006.	2

President/CEO, Placontrol, Inc. (1973-present) (manufacturing and marketing dental flossers); CEO, Redfield Corp. (1987-2002) (manufacturing and marketing medical devices); CEO/President, Technalytics, Inc. (1969-present) (medical patents licensing)

Linda J. Rock 1946 Zapo St. Del Mar, CA 92014 1957	Trustee since August 2006.	2	Marketing Consultant, self-employed (1990-present); Director/Vice President, Del Mar Village Association (2002-present; President 2005-2006) (non-profit)
Miro Copic c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 1961	Trustee since August 2006.	2

President/CEO, BottomLine Marketing (2003-present) (marketing); Senior Vice President, Marketing and Product Management, Hasbro, Inc. (Wizards of the Coast), (media/entertainment); (2002-2003); CEO, iGrapevine, ideaEdge Ventures (2001-2002); NewsCorp (1997-2000); Savoy Brands (1994-1997); PepsiCo (1987-1994)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Year of Birth	Position and Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Gabriel B. Wisdom[1] P.O. Box 675203 Rancho Santa Fe, CA 92067 1950	Trustee since June 2006; President since August 2006.	2

Chief Executive Officer and Managing Director, American Money Management, LLC (1999 to present); Director, Monterey Financial (1994-present) (Finance Company); General Partner, SWM LLP (2005-present) (Hedge Fund)

Michael J. Moore P.O. Box 675203 Rancho Santa Fe, CA 92067 1976	Treasurer since August 2006.	N/A

Chief Investment Officer, American Money Management (2001 to present); Chief Executive Officer, Ad-Pad, Inc. (marketing and promotional products firm) (1999 to 2001); General Partner, SWM LLC (6/2005-present)

Joseph D. Dang P.O. Box 675203 Rancho Santa Fe, CA 92067 1977	Secretary since June 2006; CCO since August 2006.	N/A

Counsel and Chief Compliance Officer, American Money Management, LLC (2005 to present); Financial Analyst/Financial Planner, Ayco (financial planning subsidiary of Goldman Sachs) (2004 to 2005); Contract Attorney (2003; 4/2005-7/2005); University of San Diego School of Law (1999 to 2002)

1 Gabriel B. Wisdom is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President of the Funds' investment adviser.

AMERICAN MONEY MANAGEMENT FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION

JANUARY 31, 2007 (UNAUDITED)

Additional Information

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 663-8023 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

The Funds’ Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (866) 663-8023.  It is also included in the Funds’ State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th will be available after August 29, 2007 without charge, upon request, by calling our toll free number (866) 663-8023.

Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 663-8023.

Board Approval of Management Agreement

The Board approved the Management Agreement on August 25, 2006.  They discussed the specific factors Trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Funds; the extent to which economies of scale will be realized as the Funds grow; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

As to the nature, extent and quality of the services provided by the Advisor to the Funds, the Trustees examined a copy of the Advisor’s registration statement on Form ADV and reviewed the experiences of the Advisor’s portfolio managers that would be responsible for investment decisions regarding the Funds.  The Board discussed with the portfolio managers the research tools used by the Advisor and the investment philosophy of the Advisor.  The Trustees considered that, under the terms of the Management Agreement, the Advisor would, subject to the supervision of the Board, provide or arrange to be provided to the Funds such investment advice as the Advisor in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies.  The Trustees noted that the Advisor will monitor and review investment decisions and adopt procedures to prevent and detect violations of the Funds’ investment policies and limitations, as well as the federal securities laws.  Based on the information presented at the meeting, the Trustees concluded that they were satisfied with the investment experience of the Advisor.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Funds under the Management Agreement.

Because the Funds had not yet commenced operations, the Trustees could not consider the investment performance of the Funds.  However, as to the investment performance of the Advisor, the Trustees did consider the investment performance of several separate accounts managed by the Advisor since 2003 that the Advisor believes are representative of the Advisor's overall investment performance for discretionary accounts.  Based upon their review, the Trustees concluded that the Advisor’s performance was satisfactory.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed information provided by the Advisor regarding its expected profitability from the Funds and its financial condition.   The Board also considered other fees paid to the Advisor (the administration fee of 0.25% and 12b-1 fee of 0.25%) in evaluating the profitability of the Advisor.  The Board noted that most, if not all, of the 12b-1 revenue will be used by the Advisor to pay third party intermediaries.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s level of profitability from its relationship with each Fund was not excessive.  As to comparative fees and expenses, the Trustees considered the management fees and total expenses to be paid by the Funds compared to a peer group for each Fund.  The Board also discussed the fees charged by the Advisor for separately managed accounts.  The Board also discussed industry averages and it was the consensus of the Board that the proposed management fee and expense ratio were acceptable in light of the quality of services the Funds expected to receive from the Advisor and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees recognized that breakpoints may be an appropriate way for the Advisor to share its economies of scale with a Fund and its shareholders if it experiences a substantial growth in assets.  However, the Trustees recognized that that Funds had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Board of Trustees

Ingram S. Chodorow

Miro Copic

Kelly C. Huang

Linda J. Rock

Gabriel B. Wisdom

Investment Adviser

American Money Management, LLC

P.O. Box 675203

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the American Money Management Funds. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 29, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

American Money Management Funds

By /s/Gabriel B. Wisdom, President

     Gabriel B. Wisdom

     President

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gabriel B. Wisdom, President

      Gabriel B. Wisdom

      President

Date March 29, 2007

By /s/Michael Moore

      Michael Moore

      Treasurer

Date March 29, 2007